Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Balance at Dec. 31, 2022	$ 83,600,089	$ 7,264,340	$ (79,976,546)	$ (431,123)	$ 584,121	$ 11,040,881
Balance, shares at Dec. 31, 2022	34,270,579
Shares issued for financing – ATM (“At-the-Market”)	$ 1,748,946					1,748,946
Shares issued for financing - ATM ("At-the-market"), shares	650,729
Share issue costs	$ (187,697)					(187,697)
Shares issued for financing	$ 10,856,166					10,856,166
Shares issued for financing, shares	8,000,000
Share issue costs	$ (1,206,040)					(1,206,040)
Shares issued for the exercise of warrants	$ 1,261,245					1,261,245
Shares issued for the exercise of warrants, shares	3,800,000
Shares issued for the exercise of RSUs	$ 68,750	(68,750)
Shares issued for the exercise of RSUs, shares	63,657
Share-based payments		540,563				540,563
Shares returned to treasury
Shares returned to treasury, shares	(900,000)
Net loss			(7,067,626)			(7,067,626)
Change in fair value of equity investments at FVOCI				57,033		57,033
Translation of foreign operations					(86,402)	(86,402)
Balance at Mar. 31, 2023	$ 94,880,214	7,736,153	(87,044,172)	(374,090)	497,719	15,695,824
Balance, shares at Mar. 31, 2023	42,984,965
Balance at Dec. 31, 2022	$ 83,600,089	7,264,340	(79,976,546)	(431,123)	584,121	11,040,881
Balance, shares at Dec. 31, 2022	34,270,579
Shares issued for financing						520,064
Balance at Dec. 31, 2023	$ 97,070,976	6,870,139	(103,588,356)	(434,303)	489,260	407,716
Balance, shares at Dec. 31, 2023	49,229,563
Balance at Mar. 31, 2023	$ 94,880,214	7,736,153	(87,044,172)	(374,090)	497,719	15,695,824
Balance, shares at Mar. 31, 2023	42,984,965
Shares issued for financing	$ 520,064					520,064
Shares issued for financing, shares	4,800,000
Share issue costs	$ (901,285)	224,868				(676,417)
Shares issued for the exercise of warrants	$ 1,261,245					1,261,245
Shares issued for the exercise of warrants, shares	3,800,000
Shares issued for the exercise of RSUs	$ 2,571,983	(2,571,983)
Shares issued for the exercise of RSUs, shares	1,444,598
Share-based payments		1,481,101				1,481,101
Shares returned to treasury
Shares returned to treasury, shares	(900,000)
Net loss			(16,544,184)			(16,544,184)
Change in fair value of equity investments at FVOCI				(60,213)		(60,213)
Translation of foreign operations					(8,459)	(8,459)
Balance at Dec. 31, 2023	$ 97,070,976	6,870,139	(103,588,356)	(434,303)	489,260	407,716
Balance, shares at Dec. 31, 2023	49,229,563
Shares issued for financing	$ 2,017,966					2,017,966
Shares issued for financing, shares	11,200,000
Share issue costs	$ (338,836)	72,185				(266,651)
Shares issued for the exercise of warrants	$ 1,205,005					1,205,005
Shares issued for the exercise of warrants, shares	3,800,000
Shares issued for the exercise of RSUs	$ 68,751	(68,751)
Shares issued for the exercise of RSUs, shares	63,658
Share-based payments		198,907				198,907
Shares returned to treasury
Shares returned to treasury, shares	(900,000)
Net loss			(1,863,808)			(1,863,808)
Change in fair value of equity investments at FVOCI				(11,046)		(11,046)
Translation of foreign operations					(9,562)	(9,562)
Balance at Mar. 31, 2024	$ 100,023,862	$ 7,072,480	$ (105,452,164)	$ (445,349)	$ 479,698	$ 1,678,527
Balance, shares at Mar. 31, 2024	63,393,221